SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES (UNAUDITED) - Operations for oil and natural gas producing activities (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / Mcfe	Dec. 31, 2023 USD ($) $ / Mcfe
SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES (UNAUDITED)
Revenues, net	$ 532,780	$ 612,192
Lease operating expense	1,179,728	1,332,548
Depletion	716,491	767,401
Accretion of discount on asset retirement obligations	162,896	91,624
Results of operations from oil and natural gas producing activities	$ (1,526,335)	$ (1,579,381)
Depletion rate | $ / Mcfe	0.77	0.9